                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2005
                                                 ---------------


Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

      /s/ James E. Buck II      Greenwich, Connecticut      August 15, 2005
      ---------------------     ----------------------      ---------------
          [Signature]                [City, State]               [Date]

THE 13F/HR FILED ON AUGUST 15, 2005, FOR THE QUARTER ENDED JUNE 30, 2005, WAS FILED WITHOUT SIGNATURE OR DATE.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                               1

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                 -------------

Form 13F Information Table Entry Total:             19
                                                 -------------

Form 13F Information Table Value Total:          $ 131,198
                                                 -----------
                                                 (thousands)



List of Other Included Managers:

None

                                                                               2

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
             FORM 13F INFORMATION TABLE (06/30/05)

        COLUMN 1                    COLUMN 2                COLUMN 3       COLUMN 4                   COLUMN 5

                                                                            VALUE        SHRS OR PRN             PUT/
NAME OF ISSUER                      TITLE OF CLASS          CUSIP           (X1000)      AMOUNT/        SH/PRN   CALL
-----------------------------------------------------------------------------------------------------------------------
ALAMOSA HLDGS INC                   COMMON STOCK               011589108         742         53,386     SH
-----------------------------------------------------------------------------------------------------------------------
BONE CARE INTL INC COM              COMMON STOCK               098072101       5,256        159,361     SH
-----------------------------------------------------------------------------------------------------------------------
CUNO INCORPORATED COM               COMMON STOCK               126583103      12,654        177,128     SH
-----------------------------------------------------------------------------------------------------------------------
DREYERS GRAND ICE CREAM             COMMON STOCK               261877104      44,695        549,082     SH
-----------------------------------------------------------------------------------------------------------------------
ELAN CORP PLC ADR (REPR 1 ORD)      OPTIONS - CALLS            2841318AB          68         10,000     SH        CALL
-----------------------------------------------------------------------------------------------------------------------
GARTNER GROUP INC CL-B COM STK      COMMON STOCK               366651206       7,682        725,393     SH
-----------------------------------------------------------------------------------------------------------------------
GLOBIX CORP COM NEW                 COMMON STOCK               37957F200          62         25,000     SH
-----------------------------------------------------------------------------------------------------------------------
KANEB PIPE LINE PARTNERS L P        COMMON STOCK               484169107         928         15,100     SH
-----------------------------------------------------------------------------------------------------------------------
MISSION RESOURCES CORP COM STK      COMMON STOCK               605109107         435         53,860     SH
-----------------------------------------------------------------------------------------------------------------------
NEXTEL PARTNRS CL A COM STK         COMMON STOCK               65333F107         252         10,000     SH
-----------------------------------------------------------------------------------------------------------------------
NIKU CORP                           COMMON STOCK               654113703       5,588        269,541     SH
-----------------------------------------------------------------------------------------------------------------------
NORANDA INC CAD NPV SEE CUSIP       COMMON STOCK               655422103       1,386         80,090     SH
-----------------------------------------------------------------------------------------------------------------------
OVERNITE CORP COM STK               COMMON STOCK               690322102      11,915        277,222     SH
-----------------------------------------------------------------------------------------------------------------------
QWEST COMMUN INTL COM               OPTIONS - CALLS            7491211AA          93         25,000     SH        CALL
-----------------------------------------------------------------------------------------------------------------------
SPECTRASITE INC COM                 COMMON STOCK               84761M104       8,239        110,700     SH
-----------------------------------------------------------------------------------------------------------------------
TRANSKARYOTIC THERAPIES INC         COMMON STOCK               893735100       8,945        244,533     SH
-----------------------------------------------------------------------------------------------------------------------
UNOCAL CORP COM                     COMMON STOCK               915289102      20,900        321,296     SH
-----------------------------------------------------------------------------------------------------------------------
US UNWIRED INC COM STK              COMMON STOCK               90338R104         300         51,500     SH
-----------------------------------------------------------------------------------------------------------------------
WESTERN WIRELESS CORP               OPTIONS - CALLS            95988E0GH       1,058         25,000     SH        CALL
------------------------------------------------------------------------------------------------------------------------
                                 131,198



        COLUMN 1                  COLUMN 6      COLUMN 7            COLUMN 8
                                                                VOTING AUTHORITY
                                  INVESTMENT    OTHER
NAME OF ISSUER                    DISCRETION    MANAGERS    SOLE        SHARED    NONE
---------------------------------------------------------------------------------------
ALAMOSA HLDGS INC                 SOLE                         53,386        0       0
---------------------------------------------------------------------------------------
BONE CARE INTL INC COM            SOLE                        159,361        0       0
---------------------------------------------------------------------------------------
CUNO INCORPORATED COM             SOLE                        177,128        0       0
---------------------------------------------------------------------------------------
DREYERS GRAND ICE CREAM           SOLE                        549,082        0       0
---------------------------------------------------------------------------------------
ELAN CORP PLC ADR (REPR 1 ORD)    SOLE                         10,000        0       0
---------------------------------------------------------------------------------------
GARTNER GROUP INC CL-B COM STK    SOLE                        725,393        0       0
---------------------------------------------------------------------------------------
GLOBIX CORP COM NEW               SOLE                         25,000        0       0
---------------------------------------------------------------------------------------
KANEB PIPE LINE PARTNERS L P      SOLE                         15,100        0       0
---------------------------------------------------------------------------------------
MISSION RESOURCES CORP COM STK    SOLE                         53,860        0       0
--------------------------------------------------------------------------------------
NEXTEL PARTNRS CL A COM STK       SOLE                         10,000        0       0
---------------------------------------------------------------------------------------
NIKU CORP                         SOLE                        269,541        0       0
---------------------------------------------------------------------------------------
NORANDA INC CAD NPV SEE CUSIP     SOLE                         80,090        0       0
---------------------------------------------------------------------------------------
OVERNITE CORP COM STK             SOLE                        277,222        0       0
---------------------------------------------------------------------------------------
QWEST COMMUN INTL COM             SOLE                         25,000        0       0
---------------------------------------------------------------------------------------
SPECTRASITE INC COM               SOLE                        110,700        0       0
---------------------------------------------------------------------------------------
TRANSKARYOTIC THERAPIES INC       SOLE                        244,533        0       0
---------------------------------------------------------------------------------------
UNOCAL CORP COM                   SOLE                        321,296        0       0
---------------------------------------------------------------------------------------
US UNWIRED INC COM STK            SOLE                         51,500        0       0
---------------------------------------------------------------------------------------
WESTERN WIRELESS CORP             SOLE                         25,000        0       0
----------------------------------------------------------------------------------------



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